Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions [Text Block] (Tables)	6 Months Ended
Sep. 30, 2015
Text Block [Abstract]
Summary of Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions [Table Text Block]

At March 31, 2015	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥16,723	¥—	¥16,723	¥(13,145)	¥(732)	¥2,846
Receivables under resale agreements	10,184	(2,911)	7,273	(6,137)	—	1,136
Receivables under securities borrowing transactions	4,660	—	4,660	(4,227)	—	433

Total	¥31,567	¥(2,911)	¥28,656	¥(23,509)	¥(732)	¥4,415

Financial liabilities:
Derivative liabilities	¥16,924	¥—	¥16,924	¥(12,930)	¥(1,475)	¥2,519
Payables under repurchase agreements(1)	24,815	(2,911)	21,904	(21,710)	(3)	191
Payables under securities lending transactions	8,205	—	8,205	(5,808)	(16)	2,381
Obligations to return securities received as collateral	2,651	—	2,651	(273)	—	2,378

Total	¥52,595	¥(2,911)	¥49,684	¥(40,721)	¥(1,494)	¥7,469

At September 30, 2015	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥16,491	¥—	¥16,491	¥(12,768)	¥(815)	¥2,908
Receivables under resale agreements	8,777	(2,103)	6,674	(6,127)	—	547
Receivables under securities borrowing transactions	6,740	—	6,740	(6,649)	—	91

Total	¥32,008	¥(2,103)	¥29,905	¥(25,544)	¥(815)	¥3,546

Financial liabilities:
Derivative liabilities	¥16,149	¥—	¥16,149	¥(12,440)	¥(1,107)	¥2,602
Payables under repurchase agreements(1)	24,418	(2,103)	22,315	(21,488)	(1)	826
Payables under securities lending transactions	9,086	—	9,086	(9,070)	(1)	15
Obligations to return securities received as collateral	3,042	—	3,042	(45)	—	2,997

Total	¥52,695	¥(2,103)	¥50,592	¥(43,043)	¥(1,109)	¥6,440

Note:	(1)	Payables under repurchase agreements in the above table include those under long-term repurchase agreements of ¥1,175,858 million and ¥1,321,809 million at March 31, 2015 and September 30, 2015, respectively, which are included in Long-term debt in the accompanying condensed consolidated balance sheets.